Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 14,328	$ 14,328
Building and improvements	18,109	17,740
Machinery	39,530	31,494
Research and development equipment	23,030	18,020
Software	12,080	10,540
Office furniture and equipment	9,125	7,681
Others	19,362	17,282
Property, Plant and Equipment, Gross	135,564	117,085
Accumulated depreciation and amortization	(76,997)	(66,420)
Prepayment for purchases of equipment	2,021	1,944
Property, Plant and Equipment, Net	$ 60,588	$ 52,609